Income tax benefit based on Canadian tax rates (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 1,373,151	$ 1,324,357
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (215,363)	$ (190,559)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(4.00%)	(4.00%)
Nondeductible Expenses	$ (2,016)	$ (15,585)
[custom:NondeductibleExpensesPercentage]		(0.00%)
Change In Valuation Allowance And Other	$ (1,155,772)	$ (1,118,213)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(21.00%)	(21.00%)
Income Tax Benefit	$ 0	$ 0
[custom:IncomeTaxBenefitPercent]	0.00%	0.00%
Deferred income tax assets
Net operating loss carry forwards	$ 38,266,622		$ 40,045,479
Property, Plant and Equipment	2,023,892		2,023,434
Other	1,611,287		1,537,637
Total deferred income tax asset	41,901,801		43,606,550
Valuation allowance	(41,889,466)		(43,557,562)
Deferred income tax assets net of valuation allowance	12,335		48,988
Deferred income tax liabilities
Other	(12,335)		(48,988)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	1,900,328
Canadian Tax Loss Carryforward Expiring 2027	3,526,761
Canadian Tax Loss Carryforward Expiring 2028	13,442,406
Canadian Tax Loss Carryforward Expiring 2029	12,739,468
Canadian Tax Loss Carryforward Expiring 2030	15,738,904
Canadian Tax Loss Carryforward Expiring 2031	17,623,929
Canadian Tax Loss Carryforward Expiring 2032	5,113,449
Canadian Tax Loss Carryforward Expiring 2033	7,433,903
Canadian Tax Loss Carryforward Expiring 2034	8,613,303
Canadian Tax Loss Carryforward Expiring 2035	12,294,855
Canadian Tax Loss Carryforward Expiring 2036	14,617,288
Canadian Tax Loss Carryforward Expiring 2037	11,023,441
Canadian Tax Loss Carryforward Expiring 2038	1,054,913
Canadian Tax Loss Carryforward Expiring 2039	2,749,405
Canadian Tax Loss Carryforward Expiring 2040	4,086,872
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	14,794,001
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	2,485,237
[custom:UsTaxLossCarryforward-0]	4,557,175
Total Us Tax Loss Carryforward	4,557,175
Total Canadian Tax Loss Carryforward	$ 149,238,463